UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-01545
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Eaton Vance Balanced Fund  as of March 31, 2006 (Unaudited)

Eaton Vance Balanced Fund (The Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At March 31, 2006, the Fund owned approximately 71.6% of Capital Growth Portfolio’s outstanding interests, approximately 61.3% of Investment Grade Income Portfolio’s outstanding interests and approximately 2.4% of Large-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2006 is set forth below.

Investment	Value	% of Fund’s Net Assets
Capital Growth Portfolio (identified cost, $63,356,174)	$83,461,337	40.1%
Investment Grade Income Portfolio (identified cost, $62,913,987)	$62,521,312	30.0%
Large-Cap Value Portfolio (identified cost, $49,720,632)	$62,325,108	29.9%
Total Investments — 100.0% (identified cost, $175,990,793)	$208,307,757	100.0%
Other Assets, Less Liabilities — (0.0%)	$(78,588)	(0.0)%
Net Assets — 100%	$208,229,169	100.0%

Eaton Vance Emerging Markets Fund as of March 31, 2006 (Unaudited)

Eaton Vance Emerging Markets Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Emerging Markets Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2006, the value of the Fund’s investment in the Portfolio was $148,522,099 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Emerging Markets Portfolio                                                                                                              as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.2%

Security	Shares	Value
Airlines — 2.1%
Thai Airways International Public Company, Ltd.	2,673,600	$3,196,359
		$3,196,359
Auto Components — 2.2%
Hyundai Mobis	36,820	3,254,422
		$3,254,422
Automobiles — 4.2%
Denway Motors, Ltd.	7,594,000	2,954,640
Hyundai Motor Co.	38,970	3,267,616
		$6,222,256
Chemicals — 2.6%
Makhteshim-Agan Industries, Ltd.	221,873	1,147,021
Nan Ya Plastics Corp.	1,812,634	2,698,642
		$3,845,663
Commercial Banks — 14.3%
Banco do Brasil S.A.	168,000	4,179,490
Grupo Financiero Banorte DA de CV	1,756,000	4,158,979
Kookmin Bank	40,390	3,461,744
Krung Thai Bank Public Company, Ltd.	8,628,600	2,418,093
Standard Bank Group, Ltd.	250,000	3,428,460
Turkiye IS Bankasi-C	427,000	3,545,116
		$21,191,882
Computer Peripherals — 3.7%
Acer, Inc.	1,442,000	2,646,326
Asustek Computer, Inc.	1,036,000	2,805,436
		$5,451,762
Construction & Engineering — 2.7%
Daelim Industrial Co.	51,580	4,078,125
		$4,078,125
Construction Materials — 1.8%
Siam Cement Public Company, Ltd.	405,800	2,670,904
		$2,670,904
Diversified Telecommunication Services — 2.5%
Chunghwa Telecom Co., Ltd.	1,289,000	2,424,522
Magyar Telekom	84,953	378,886
Tele Norte Leste Participacoes S.A.	43,300	942,761
		$3,746,169

1

Electric Utilities — 3.9%
Enersis S.A.	9,710,000	$2,311,244
Enersis S.A. ADR	50,000	593,000
RAO Unified Energy System GDR	42,000	2,842,308
		$5,746,552
Energy Equipment & Services — 3.4%
Tenaris SA ADR	28,000	5,058,760
		$5,058,760
Food & Staples Retailing — 2.1%
Wal-Mart de Mexico S.A.	1,176,000	3,146,940
		$3,146,940
Household Durables — 4.9%
LG Electronics, Inc.	41,090	3,323,345
Steinhoff International Holdings, Ltd.	1,094,500	3,938,170
		$7,261,515
Household Products — 1.7%
Kimberly-Clark de Mexico S.A. de C.V.	732,000	2,499,750
		$2,499,750
Industrial Conglomerates — 2.7%
Barloworld, Ltd.	45,454	978,582
Sime Darby Berhad	1,846,400	3,058,033
		$4,036,615
Insurance — 4.3%
Cathay Financial Holding Co., Ltd.	1,634,000	2,918,681
Samsung Fire & Marine Insurance Co., Ltd.	26,280	3,471,992
		$6,390,673
Marine — 2.0%
Malaysia International Shipping Corp.	1,188,500	3,033,287
		$3,033,287
Media — 2.4%
Hurriyet Gazetecilik ve Matbaacilik A.S.	944,000	3,614,818
		$3,614,818
Metals & Mining — 8.2%
AngloGold Ashanti, Ltd.	82,000	4,408,363
Cia Siderurgica Nacional S.A. ADR	110,000	3,456,200
POSCO	16,770	4,305,068
		$12,169,631
Oil, Gas & Consumable Fuels — 15.2%
China Petroleum and Chemical Corp.	6,384,000	3,725,626
CNOOC, Ltd.	4,872,000	3,794,269
Lukoil Oil., ADR	56,500	4,700,800

2

OAO Gazprom ADR	33,000	$3,019,500
PTT Public Company, Ltd.	508,500	3,059,236
Reliance Industries, Ltd. GDR (1)(2)	79,943	4,290,564
		$22,589,995
Semiconductors & Semiconductor Equipment — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,936,000	3,797,074
		$3,797,074
Wireless Telecommunication Services — 1.7%
AFK Sistema GDR	104,848	2,558,291
		$2,558,291
Total Common Stocks (identified cost $96,265,427)		$135,561,443

Preferred Stocks — 4.4%

Security	Shares	Value
Diversified Telecommunication Services — 1.2%
Tele Norte Leste Participacoes S.A.	104,500	$1,728,347
		$1,728,347
Electric Utilities — 3.2%
Cia Energetica de Minas Gerais	104,960,000	4,770,250
		$4,770,250
Total Preferred Stocks (identified cost $4,373,551)		$6,498,597
Total Investments — 95.6% (identified cost $100,638,978)		$142,060,040
Other Assets, Less Liabilities — 4.4%		$6,462,332
Net Assets — 100.0%		$148,522,372

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $4,290,564 or 2.9% of the Portfolio’s net assets.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Republic of Korea	16.9%	$25,162,312
Taiwan	11.6%	17,290,681
Brazil	10.1%	15,077,048
Russia	8.8%	13,120,899
South Africa	8.6%	12,753,575
Thailand	7.6%	11,344,592
China	7.1%	10,474,535
Mexico	6.6%	9,805,669
Turkey	4.8%	7,159,934
Malaysia	4.1%	6,091,320
Argentina	3.4%	5,058,760
India	2.9%	4,290,564
Chile	2.0%	2,904,244
Israel	0.8%	1,147,021
Hungary	0.3%	378,886

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$100,638,978
Gross unrealized appreciation	$43,080,250
Gross unrealized depreciation	(1,659,188)
Net unrealized appreciation	$41,421,062

The net unrealized appreciation on foreign currency is $13,538.

4

Eaton Vance Greater India Fund as of March 31, 2006 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in South Asia Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2006, the value of the Fund’s investment in the Portfolio was $711,578,605 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

South Asia Portfolio                                                                                                                             as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value	_
India — 93.5%
Auto Components — 0.8%
Motor Industries Co. Ltd.	86,685	$5,654,857
		$5,654,857
Automobiles — 10.1%
Bajaj Auto Ltd.	440,484	27,144,153
Mahindra and Mahindra Ltd.	2,249,210	31,634,258
Maruti Udyog Ltd.	650,980	12,771,274
		$71,549,685
Chemicals — 1.9%
United Phosphorus Ltd.	2,315,015	13,604,871
		$13,604,871
Commercial Banks — 0.5%
Punjab National Bank Ltd.	344,480	3,622,829
		$3,622,829
Construction & Engineering — 4.2%
B. L. Kashyap and Sons Ltd. (1)	170,078	4,480,839
Gammon India Ltd.	895,903	10,890,956
Gammon India Ltd. GDR (1)	384,430	4,636,226
Larsen & Toubro Ltd.	183,020	10,012,227
		$30,020,248
Construction Materials — 1.3%
Ultra Tech Cement Ltd.	588,919	9,044,892
		$9,044,892
Diversified Financial Services — 5.1%
Financial Technologies (India) Ltd.	559,780	21,467,340
Kotak Mahindra Bank Ltd.	2,310,694	14,447,206
Reliance Capital Ventures Ltd. (1)	757,200	422,224
		$36,336,770
Electrical Equipment — 4.1%
ABB Ltd.	131,500	8,659,232
Bharat Petroleum Corp. Ltd.	2,138,329	20,338,288
		$28,997,520
Energy Equipment and Services — 1.9%
Aban Loyd Chiles Offshore Ltd.	558,000	13,771,888
		$13,771,888

1

Gas Utilities — 3.6%
Gail India Ltd.	2,519,320	$17,976,701
Indraprastha Gas Ltd.	2,285,600	7,459,765
		$25,436,466
Health Care Equipment & Supplies — 0.1%
Transgene Biotek Ltd. (1)	240,000	820,300
		$820,300
Household Products — 4.6%
Hindustan Lever Ltd.	5,381,086	32,822,767
		$32,822,767
Independent Power Producers & Energy Traders — 5.2%
National Thermal Power Corp. Ltd.	4,546,490	13,717,774
Suzlon Energy Ltd.	797,314	23,338,042
		$37,055,816
Industrial Conglomerates — 5.0%
Siemens India Ltd.	214,063	27,182,953
Sintex Industries Ltd.	1,669,420	8,431,503
		$35,614,456
IT Services — 9.1%
Infosys Technologies Ltd.	487,571	32,770,346
Tata Consultancy Services Ltd.	744,720	31,987,444
		$64,757,790
Machinery — 4.1%
Tata Motors Ltd.	1,404,895	29,357,111
		$29,357,111
Media — 0.8%
Inox Leisure Ltd. (1)	1,242,700	5,906,067
		$5,906,067
Multiline Retail — 1.7%
Pantaloon Retail India Ltd.	274,687	12,110,540
		$12,110,540
Oil, Gas & Consumable Fuels — 9.6%
Bharat Heavy Electricals Ltd.	282,500	14,211,845
Oil and Natural Gas Corp. Ltd.	831,950	24,444,751
Reliance Industries Ltd.	1,675,340	29,879,890
		$68,536,486
Pharmaceuticals — 9.1%
Dr. Reddy’s Laboratories Ltd.	468,475	14,965,528
Glaxosmithkline Pharmaceuticals Ltd.	369,643	12,081,055

2

Orchid Chemicals and Pharmaceuticals Ltd.	1,802,144	$15,016,856
Sun Pharmaceutical Industries Ltd.	1,185,497	22,872,325
		$64,935,764
Road & Rail — 1.5%
Container Corporation of India Ltd.	316,100	10,308,969
		$10,308,969
Software — 4.9%
Geodesic Information Systems Ltd.	1,167,800	5,792,195
I-Flex Solutions Ltd.	972,521	28,982,190
		$34,774,385
Textiles, Apparel & Luxury Goods — 0.4%
Himatsingka Seide Ltd.	701,240	2,614,361
		$2,614,361
Tobacco — 3.9%
ITC Ltd.	6,320,480	27,684,899
		$27,684,899
Total India (identified cost $474,714,522)		$665,339,737
Sri Lanka — 1.0%
Wireless Telecommunication Services — 1.0%
Dialog Telekom Ltd. (1)	34,948,800	6,814,292
		$6,814,292
Total Sri Lanka (identified cost $5,816,955)		$6,814,292
Total Common Stocks (identified cost $480,531,477)		$672,154,029
Total Investments — 94.5% (identified cost $480,531,477)		$672,154,029
Other Assets, Less Liabilities — 5.5%		$39,425,103
Net Assets — 100.0%		$711,579,132

GDR	—	Global Depository Receipt.
(1)		Non-income producing security.

3

Top Ten Holdings

Company	Industry Sector	Percentage of Net Assets	Value
Hindustan Lever Ltd.	Household Products	4.6%	$32,822,767
Infosys Technologies Ltd.	IT Services	4.6	32,770,346
Tata Consultancy Services Ltd.	IT Services	4.5	31,987,444
Mahindra and Mahindra Ltd.	Automobiles	4.4	31,634,258
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	4.2	29,879,890
Tata Motors Ltd.	Machinery	4.1	29,357,111
I-Flex Solutions Ltd.	Software	4.1	28,982,190
ITC Ltd.	Tobacco	3.9	27,684,899
Siemens India Ltd.	Industrial Conglomerates	3.8	27,182,953
Bajaj Auto Ltd.	Automobiles	3.8	27,144,153

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments

Company	Percentage of Net Assets	Value
Automobiles	10.1%	$71,549,685
Oil, Gas & Consumable Fuels	9.6	68,536,486
Pharmaceuticals	9.1	64,935,764
IT Services	9.1	64,757,790
Independent Power Producers & Energy Traders	5.2	37,055,816
Diversified Financial Services	5.1	36,336,770
Industrial Conglomerates	5.0	35,614,456
Software	4.9	34,774,385
Household Products	4.6	32,822,767
Construction & Engineering	4.2	30,020,248

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, are as follows:

Aggregate cost	$480,531,477
Gross unrealized appreciation	$192,112,966
Gross unrealized depreciation	(490,414)
Net unrealized appreciation	$191,622,552

The net unrealized depreciation on foreign currency at March 31, 2006 on a federal income tax basis was $21,007.

4

Eaton Vance Institutional Short Term Income Fund                                                                  as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 8.2%

Security	Principal Amount (000’s omitted)	Value
AMXCA 2003-1-A, 4.86%, 9/15/10 (1)	$1,000	$1,002,514
BOIT Series 2003-B1, Class B-1, 5.12%, 12/15/10 (1)	1,000	1,005,620
CARAT 2004-1 A4, 2.64%, 11/17/08	1,550	1,506,812
CCCIT Series 2003-A4 Class A4, 5.00%, 3/20/09 (1)	2,100	2,102,208
CCIMT Series 1995-5 Class A, 6.10%, 5/15/08	8,500	8,515,615
CGCMT Series 2004-FL1 Class B, 5.05%, 7/15/18 (1)	4,551	4,555,161
CHAMT Series 2004-1B, Class B, 4.95%, 5/15/09 (1)	1,000	1,000,552
JP Morgan Chase Capital Series 2004-FL1A Class A1, 4.92%, 4/16/19 (1)	2,823	2,825,248
JP Morgan Chase Capital Series 2006-FL1A Class A1A, 4.839%, 2/15/20 (1)	5,000	5,002,606
MBNAS, Series 2003-A3 Class A3, 4.87%, 8/16/10 (1)	2,100	2,105,851
Total Asset Backed Securities (identified cost, $29,628,084)		$29,622,187

Auction-Rate Certificates — 8.9%

Security	Shares	Value
Colorado Educational and Cultural Facility, 4.51%, 7/1/32 (1)	8,900,000	$8,900,000
Connecticut, 4.599%, 5/1/12 (1)	3,400,000	3,400,000
Connecticut, 4.80%, 5/1/12 (1)	4,900,000	4,900,000
Houston Utility System, 4.77%, 5/15/34 (1)	6,425,000	6,425,000
Nebraska Public Power District, 4.77%, 1/1/14 (1)	8,400,000	8,400,000
Total Auction-Rate Certificates (at amortized cost, $32,025,000)		$32,025,000

Auction-Rate Securities — 9.3%

Security	Shares	Value
Aberdeen Asia-Pacific, Series D, 4.75% (1)(2)	20	$500,000
Aberdeen Asia-Pacific, Series A, 4.81% (1)(2)	252	6,300,000
Aberdeen Asia-Pacific, Series B, 4.82% (1)(2)	78	1,950,000
ING Clairon Real Estate, Inc., Series D, 4.82% (1)(2)	320	8,000,000
Pioneer Floating Rate Trust, 4.80% (1)(2)	330	8,250,000
WesternAsset/Claymore, Series M, 4.80% (1)(2)	350	8,750,000
Total Auction-Rate Securities (at identified cost, $33,750,000)		$33,750,000

1

Commercial Paper — 56.6%

Security	Principal Amount (000’s omitted)	Value
Abbey National North America, LLC, 4.60%, 4/10/06	$8,608	$8,598,101
Abbey National North America, LLC, 4.62%, 4/4/06	7,407	7,404,148
American General Finance Corp., 4.75%, 5/8/06	9,275	9,229,720
Barclays US Funding, LLC, 4.56%, 4/5/06	3,500	3,498,226
Barton Capital Corp., 4.54%, 4/11/06 (3)	15,000	14,981,084
CIESCO, LLC, 4.44%, 4/5/06 (3)	3,600	3,598,224
CIESCO, LLC, 4.67%, 4/25/06 (3)	9,000	8,971,980
CRC Funding, LLC, 4.65%, 4/19/06 (3)	10,017	9,993,710
General Electric Capital Corp., 4.60%, 5/8/06	10,000	9,952,722
HSBC Finance Corp., 4.54%, 4/10/06	14,000	13,984,110
Kittyhawk Funding Corp., 4.69%, 4/4/06 (3)	13,000	12,994,919
Old Line Funding, LLC, 4.57%, 4/12/06 (3)	10,000	9,986,036
Prudential Financial, Inc., 4.64%, 4/12/06 (3)	12,896	12,877,716
Ranger Funding Co., LLC, 4.61%, 5/8/06 (3)	5,767	5,739,676
Royal Bank of Canada, 4.565%, 4/10/06	10,000	10,000,000
Sheffield Receivables, 4.61%, 4/7/06 (3)	13,000	12,990,012
Societe General N.A., 4.77%, 4/3/06	14,248	14,244,224
UBS AG, 4.54%, 4/3/06	10,000	9,997,478
UBS Finance Deleware, LLC, 4.62%, 5/10/06	4,100	4,079,480
USB Americas, Inc., 4.59%, 5/3/06	12,000	11,951,040
Yorktown Capital, LLC, 4.60%, 4/7/06 (3)	5,292	5,287,943
Yorktown Capital, LLC, 4.63%, 4/7/06 (3)	4,146	4,142,801
Total Commercial Paper (at amortized cost, $204,503,350)		$204,503,350

Corporate Bonds — 4.6%

Security	Principal Amount (000’s omitted)	Value
Alabama Power Co., 2.80%, 12/1/06	$1,550	$1,525,573
American Honda Finance Corp., 5.06%, 9/27/07 (1)	2,425	2,430,716
Bear Stearns Co., Inc., 4.76%, 1/16/07 (1)	2,500	2,504,372
Caterpillar Financial Service Corp., 4.80%, 2/11/08 (1)	2,425	2,429,782
FleetBoston Financial Corp., 7.125%, 4/15/06	1,000	1,000,398
HSBC Bank USA, 4.92%, 12/14/06 (1)	2,000	2,001,802
Lehman Brothers Inc., 7.375%, 1/15/07	2,000	2,028,830
Merrill Lynch and Co., Inc., 4.93%, 2/5/10 (1)	2,835	2,845,526
		$16,766,999
Total Corporate Bonds (identified cost $16,778,984)		$16,766,999

2

Preferred Stocks — 2.9%

Security	Shares	Value
Financial Services — 9.1%
Citigroup Capital VII, 7.125%, 7/31/31 (2)	60,000	$1,501,659
Federal National Mortgage Association, Series K, 5.396% (1)	50,000	2,514,065
JP Morgan Chase Capital, 7.50%, 2/15/31 (2)	69,000	1,729,240
Morgan Stanley Capital II, 7.25%, 7/31/31 (2)	80,000	1,998,178
USB Capital III, 7.75%, 5/1/31 (2)	83,000	2,077,951
		$9,821,093
Telecommunication Services — 0.1%
AT&T, Inc., 7.00%, 6/01/41 (2)	20,000	498,333
		$498,333
Total Preferred Stocks (identified cost $10,341,924)		$10,319,426

U.S. Government Agency Obligations — 5.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank, 4.02%, 9/29/06 (1)	$1,000	$1,000,400
Federal Home Loan Bank, 4.125%, 11/15/06	3,000	2,981,700
Federal Home Loan Bank, 4.20%, 11/5/08	2,000	1,957,498
Federal Home Loan Bank, 5.75%, 10/15/07	1,070	1,080,943
FFCB, 4.75%, 2/16/07	5,000	4,984,260
FHLMC, 4.06%, 7/25/08	2,000	1,983,034
FHLMC, 4.80%, 2/23/07	3,000	2,990,748
FNMA, 2.625%, 10/23/06	1,000	986,521
FNMA, 4.15%, 7/13/07	3,000	2,964,882
Total U.S. Government Agency Obligations (identified cost, $21,077,623)		$20,929,986

U.S. Treasury Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
US Treasury Inflation Index Note, 3.375%, 1/15/07	$1,877	$1,897,499
US Treasury Note, 3.375%, 2/28/07	1,500	1,480,320
Total U.S. Treasury Obligations (identified cost, $3,385,206)		$3,377,819

3

Repurchase Agreements — 2.0%

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley Repurchase Agreement, dated 3/31/06, due 4/03/06, with a maturity value of $7,241,890 and an effective yield of 4.79%, collaterized by U.S. Government Agency Obligations with rates ranging from 0.00% to 12.50%, with maturity dates ranging from 5/1/06 to 1/2/11 and with an aggregate market value of $7,385,235.	$7,239	$7,239,000
Total Repurchase Agreements (identified cost, $7,239,000)		$7,239,000

Short-Term Investments — 0.6%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 99.8% (identified cost $360,729,171)		$360,533,767
Other Assets, Less Liabilities — 0.2%		$578,392
Net Assets — 100.0%		$361,112,159

AMXCA	—	American Express Credit Account Master Trust
BOIT	—	Bank One Issuance Trust
CARAT	—	Capital Auto Receivables Asset Trust
CCCIT	—	Citibank Credit Card Issuance Trust
CGCMT	—	Citigroup Commercial Mortgage Trust
FFCB	—	Federal Farm Credit Bank
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
MBNAS	—	MBNA Credit Card Master Note Trust
(1)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2006.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Fund’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

4

The Fund did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$360,729,171
Gross unrealized appreciation	$55,050
Gross unrealized depreciation	(250,454)
Net unrealized depreciation	$(195,404)

5

Eaton Vance Institutional Short Term Treasury Fund                                                               as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 52.9%

Security	Principal Amount (000’s omitted)	Value
US Treasury Bill, 0.00%, 4/20/06	$20,000	$19,951,600
US Treasury Bill, 0.00%, 5/18/06	25,000	24,852,750
US Treasury Bill, 0.00%, 6/8/06	10,000	9,914,900
US Treasury Bill, 0.00%, 9/7/06	20,000	19,590,600
Total U.S. Treasury Obligations (identified cost, $74,315,599)		$74,309,850

Repurchase Agreements — 47.1%

Security	Principal Amount (000’s omitted)	Value
Merrill Lynch Repurchase Agreement, dated 3/31/06, due 4/03/06, with a maturity value of $31,845,752 and an effective yield of 4.43%, collaterized by U.S. Agency Obligations with rates ranging from 4.77% to 5.65%, with maturity dates ranging from 5/17/10 to 8/16/10 and with an aggregate market value of $32,472,790.	$31,834	$31,834,000
Morgan Stanley Repurchase Agreement, dated 3/31/06, due 4/03/06, with a maturity value of $34,262,701 and an effective yield of 4.45%, collaterized by U.S. Agency Obligations with rates ranging from 0.00% to 6.125%, with maturity dates ranging from 5/15/05 to 2/15/11 and with an aggregate market value of $34,684,034.	34,250	34,250,000
Total Repurchase Agreements (identified cost $66,084,000)		$66,084,000
Total Investments — 100.0% (identified cost $140,399,599)		$140,393,850
Other Assets, Less Liabilities — (0.0)%		$(18,097)
Net Assets — 100.0%		$140,375,753

The Fund did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investment securities at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$140,399,599
Gross unrealized appreciation	$—
Gross unrealized depreciation	(5,749)
Net unrealized depreciation	$(5,749)

1

Eaton Vance Large-Cap Value Fund as of March 31, 2006 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2006, the value of the Fund’s investment in the Portfolio was $2,501,642,992, and the Fund owned approximately 96.7% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Value Portfolio                                                                                                                                                                                                                                                                                                                                                    as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Aerospace & Defense — 2.7%
General Dynamics Corp.	550,000	$35,189,001
Northrop Grumman Corp.	500,000	34,145,000
		$69,334,001
Auto Components — 0.5%
BorgWarner, Inc.	200,000	12,008,000
		$12,008,000
Capital Markets — 5.2%
Goldman Sachs Group, Inc.	300,000	47,088,000
Lehman Brothers Holdings, Inc.	250,000	36,132,500
Merrill Lynch & Co., Inc.	650,000	51,194,000
		$134,414,500
Chemicals — 1.0%
Air Products and Chemicals, Inc.	400,000	26,876,000
		$26,876,000
Commercial Banks — 6.3%
Bank of America Corp.	1,075,000	48,955,500
Marshall & Ilsley Corp.	300,000	13,074,000
U.S. Bancorp	500,000	15,250,000
Wachovia Corp.	750,000	42,037,500
Wells Fargo & Co.	700,000	44,709,000
		$164,026,000
Communications Equipment — 0.6%
Nokia Oyj ADR	750,000	15,540,000
		$15,540,000
Computer Peripherals — 4.3%
Hewlett-Packard Co.	1,250,000	41,125,000
International Business Machines Corp.	650,000	53,605,500
NCR Corp. (1)	400,000	16,716,000
		$111,446,500
Consumer Finance — 1.1%
Capital One Financial Corp.	350,000	28,182,000
		$28,182,000
Diversified Financial Services — 4.2%
Citigroup, Inc.	1,150,000	54,314,500
JPMorgan Chase & Co.	1,300,000	54,132,000
		$108,446,500

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	1,350,000	$36,504,000
Verizon Communications, Inc.	1,300,000	44,278,000
		$80,782,000
Electric Utilities — 4.4%
Exelon Corp.	850,000	44,965,000
FPL Group, Inc.	875,000	35,122,500
Southern Co. (The)	1,000,000	32,770,000
		$112,857,500
Energy Equipment & Services — 3.7%
Diamond Offshore Drilling, Inc.	400,000	35,800,000
Noble Corp.	350,000	28,385,000
Transocean, Inc. (1)(2)	400,000	32,120,000
		$96,305,000
Food & Staples Retailing — 1.6%
Safeway, Inc.	850,000	21,352,000
Wal-Mart Stores, Inc.	400,000	18,896,000
		$40,248,000
Food Products — 1.4%
Nestle SA (3)	125,000	36,923,282
		$36,923,282
Health Care Equipment & Supplies — 1.2%
Fisher Scientific International, Inc. (1)	450,000	30,622,500
		$30,622,500
Health Care Providers & Services — 1.2%
WellPoint, Inc. (1)	400,000	30,972,000
		$30,972,000
Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	650,000	22,334,000
		$22,334,000
Household Durables — 0.8%
D.R. Horton, Inc.	600,000	19,932,000
		$19,932,000
Household Products — 1.2%
Kimberly-Clark Corp.	550,000	31,790,000
		$31,790,000
Independent Power Producers & Energy Traders — 1.7%
TXU Corp.	1,000,000	44,760,000
		$44,760,000
Industrial Conglomerates — 0.8%
General Electric Co.	600,000	20,868,000
		$20,868,000

Insurance — 7.0%
ACE, Ltd.	500,000	$26,005,000
American International Group, Inc.	750,000	49,567,500
Genworth Financial, Inc., Class A	500,000	16,715,000
Hartford Financial Services Group, Inc. (The)	400,000	32,220,000
PartnerRe, Ltd.	300,000	18,627,000
St. Paul Travelers Cos., Inc. (The)	900,000	37,611,000
		$180,745,500
Machinery — 2.2%
Deere & Co.	450,000	35,572,500
Parker Hannifin Corp.	250,000	20,152,500
		$55,725,000
Media — 2.6%
Time Warner, Inc.	2,400,000	40,296,000
Walt Disney Co., (The)	1,000,000	27,890,000
		$68,186,000
Metals & Mining — 3.0%
Alcoa, Inc.	500,000	15,280,000
Inco, Ltd. (1)	600,000	29,934,000
Phelps Dodge Corp.	400,000	32,212,000
		$77,426,000
Multiline Retail — 1.1%
Federated Department Stores, Inc.	400,000	29,200,000
		$29,200,000
Oil, Gas & Consumable Fuels — 9.9%
ConocoPhillips	850,000	53,677,500
Exxon Mobil Corp.	900,000	54,774,000
Marathon Oil Corp.	675,000	51,414,750
Occidental Petroleum Corp.	550,000	50,957,500
Valero Energy Corp.	500,000	29,890,000
Williams Cos., Inc.	750,000	16,042,500
		$256,756,250
Paper and Forest Products — 1.0%
Weyerhaeuser Co.	350,000	25,350,500
		$25,350,500
Pharmaceuticals — 5.8%
Abbott Laboratories	1,000,000	42,470,000
Johnson & Johnson	650,000	38,493,000
Pfizer, Inc.	800,000	19,936,000
Wyeth	1,000,000	48,520,000
		$149,419,000
Real Estate — 2.6%
AvalonBay Communities, Inc.	325,000	35,457,500
Simon Property Group, Inc.	375,000	31,552,500
		$67,010,000

Road & Rail — 1.9%
Burlington Northern Santa Fe Corp.	600,000	$49,998,000
		$49,998,000
Specialty Retail — 2.0%
Home Depot, Inc.	1,250,000	52,875,000
		$52,875,000
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	300,000	25,530,000
		$25,530,000
Thrifts & Mortgage Finance — 3.9%
Countrywide Financial Corp.	850,000	31,195,000
Freddie Mac	500,000	30,500,000
Golden West Financial Corp.	300,000	20,370,000
Washington Mutual, Inc.	450,000	19,179,000
		$101,244,000
Tobacco — 1.8%
Altria Group, Inc.	650,000	46,059,000
		$46,059,000
Wireless Telecommunication Services — 2.0%
Alltel Corp.	400,000	25,900,000
Sprint Corp. (FON Group)	1,000,000	25,840,000
		$51,740,000
Total Common Stocks (identified cost $2,112,515,843)		$2,475,932,033

Commercial Paper — 1.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Sheffield Receivables, 4.77%, 4/7/06	$30,000	$29,976,150
Total Commercial Paper (at amortized cost, $29,976,150)		$29,976,150

Short-Term Investments — 11.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.69% (4)	$210,129	$210,128,646
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	2,000	2,000,000
Royal Bank of Canada Time Deposit, 4.85%, 4/3/06	91,661	91,661,000
Total Short-Term Investments (at amortized cost, $303,789,646)		$303,789,646
Total Investments — 108.6% (identified cost $2,446,281,639)		$2,809,697,829
Other Assets, Less Liabilities — (8.6)%		$(222,514,059)
Net Assets — 100.0%		$2,587,183,770

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		All or a portion of these securities were on loan at March 31, 2006.
(4)

As of March 31, 2006, the Portfolio loaned securities having a market value of $203,250,536 and received $210,128,646 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2006.

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,446,281,639
Gross unrealized appreciation	$380,925,821
Gross unrealized depreciation	(17,509,631)
Net unrealized appreciation	$363,416,190

The net unrealized appreciation on foreign currency at March 31, 2006 was $12,680.

Eaton Vance Large-Cap Core Fund as of March 31, 2006 (Unaudited) (1)

Eaton Vance Large-Cap Core Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2006, the value of the Fund’s investment in the Portfolio was $41,570,646 and the Fund owned approximately 99.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

(1)   Effective May 1, 2006, Eaton Vance Large-Cap Core Fund and Large-Cap Core Portfolio will change their names to Eaton Vance Large-Cap Growth Fund and Large-Cap Growth Portfolio, respectively.

Large-Cap Core Portfolio (1)                                                                                                            as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 6.0%
General Dynamics Corp.	13,700	$876,526
Rockwell Collins, Inc.	13,000	732,550
United Technologies Corp.	15,400	892,738
		$2,501,814
Beverages — 2.8%
Coca-Cola Co. (The)	10,400	435,448
PepsiCo, Inc.	12,850	742,601
		$1,178,049
Biotechnology — 2.3%
Amgen, Inc. (2)	8,500	618,375
Biogen Idec, Inc. (2)	7,100	334,410
		$952,785
Capital Markets — 4.9%
Franklin Resources, Inc.	4,300	405,232
Goldman Sachs Group, Inc.	3,400	533,664
Merrill Lynch & Co., Inc.	8,400	661,584
State Street Corp.	7,000	423,010
		$2,023,490
Chemicals — 1.1%
Ecolab, Inc.	11,500	439,300
		$439,300
Commercial Banks — 2.4%
Anglo Irish Bank Corp. PLC (3)	29,000	476,773
Commerce Bancorp, Inc. (4)	14,200	520,430
		$997,203
Commercial Services & Supplies — 1.0%
Cintas Corp.	10,000	426,200
		$426,200
Communications Equipment — 5.0%
Cisco Systems, Inc. (2)	40,200	871,134
Corning, Inc. (2)	19,600	527,436
QUALCOMM, Inc.	13,400	678,174
		$2,076,744
Computer Peripherals — 1.5%
Seagate Technology (2)(4)	24,000	631,920
		$631,920
Consumer Finance — 1.6%
American Express Co.	12,300	646,365
		$646,365

Diversified Financial Services — 3.1%
Citigroup, Inc.	14,400	$680,112
Moody’s Corp.	8,400	600,264
		$1,280,376
Electrical Equipment — 1.7%
Emerson Electric Co.	8,600	719,218
		$719,218
Electronic Equipment & Instruments — 1.5%
Agilent Technologies, Inc. (2)	17,000	638,350
		$638,350
Energy Equipment & Services — 2.2%
Halliburton Co.	6,700	489,234
Noble Corp. (3)	5,200	421,720
		$910,954
Food & Staples Retailing — 2.3%
Safeway, Inc.	22,000	552,640
Walgreen Co.	9,400	405,422
		$958,062
Food Products — 1.3%
Nestle SA (3)(4)	1,900	561,234
		$561,234
Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	10,200	395,862
Medtronic, Inc.	12,700	644,525
Thoratec Corp. (2)	20,000	385,400
		$1,425,787
Health Care Providers & Services — 2.5%
Caremark Rx, Inc. (2)	9,700	477,046
WellPoint, Inc. (2)	7,500	580,725
		$1,057,771
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	8,300	393,171
Starwood Hotels & Resorts Worldwide, Inc. (4)	8,200	555,386
		$948,557
Household Products — 4.0%
Colgate-Palmolive Co.	13,500	770,850
Procter & Gamble Co.	15,468	891,266
		$1,662,116

2

Industrial Conglomerates — 2.9%
3M Co.	5,900	$446,571
General Electric Co.	21,900	761,682
		$1,208,253
Insurance — 3.5%
ACE, Ltd. (3)	9,100	473,291
American International Group, Inc.	7,000	462,630
St. Paul Travelers Cos, Inc. (The)	12,800	534,912
		$1,470,833
Internet Software & Services — 1.1%
Google, Inc., Class A (2)	1,200	468,000
		$468,000
IT Services — 2.6%
MoneyGram International, Inc.	15,900	488,448
Paychex, Inc.	14,000	583,240
		$1,071,688
Machinery — 1.1%
Danaher Corp.	7,500	476,625
		$476,625
Media — 6.7%
Clear Channel Outdoor Holdings, Inc., Class A (2)	20,000	469,000
Comcast Corp., Class A (2)	20,000	523,200
McGraw-Hill Cos., Inc., (The)	12,100	697,202
Time Warner, Inc.	32,700	549,033
Walt Disney Co., (The)	20,200	563,378
		$2,801,813
Metals & Mining — 3.1%
Alcoa, Inc.	14,000	427,840
Freeport-McMoRan Copper & Gold, Inc., Class B	6,800	406,436
Inco, Ltd. (2)(3)	9,100	453,999
		$1,288,275
Multiline Retail — 1.7%
Sears Holdings Corp. (2)	5,200	687,648
		$687,648
Oil, Gas & Consumable Fuels — 3.4%
BP PLC ADR	6,320	435,701
ConocoPhillips	6,500	410,475
Exxon Mobil Corp.	9,210	560,521
		$1,406,697
Pharmaceuticals — 6.0%
Abbott Laboratories	10,200	433,194
Endo Pharmaceuticals Holdings, Inc. (2)	13,800	452,778

3

Schering-Plough Corp.	25,700	$488,043
Teva Pharmaceuticals Industries Ltd. ADR	14,400	592,992
Wyeth Corp.	11,300	548,276
		$2,515,283
Semiconductors & Semiconductor Equipment — 5.7%
Analog Devices, Inc.	10,600	405,874
Applied Materials, Inc.	24,700	432,497
Broadcom Corp., Class A (2)	11,550	498,498
Teradyne, Inc. (2)	31,000	480,810
Texas Instruments, Inc.	17,500	568,225
		$2,385,904
Software — 3.3%
Microsoft Corp.	34,420	936,568
Oracle Corp. (2)	32,500	444,925
		$1,381,493
Specialty Retail — 1.5%
Bed Bath and Beyond, Inc. (2)	15,900	610,560
		$610,560
Textiles, Apparel & Luxury Goods — 1.3%
Nike, Inc., Class B	6,600	561,660
		$561,660
Wireless Telecommunication Services — 1.2%
Sprint Nextel Corp.	20,000	516,800
		$516,800
Total Common Stocks (identified cost $33,629,025)		$40,887,827

Short-Term Investments — 6.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.69% (5)	$2,045	$2,045,475
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	817	817,000
Total Short-Term Investments (at amortized cost, $2,862,475)		$2,862,475
Total Investments — 104.9% (identified cost $36,491,500)		$43,750,302
Other Assets, Less Liabilities — (4.9)%		$(2,026,206)
Net Assets — 100.0%		$41,724,096

4

ADR	—	American Depository Receipt
(1)		Effective May 1, 2006, Large-Cap Core Portfolio will change its name to Large-Cap Growth Portfolio.
(2)		Non-income producing security.
(3)		Foreign security.
(4)		All or a portion of these securities were on loan at March 31, 2006.
(5)

As of March 31, 2006, the Portfolio loaned securities having a market value of $1,986,620 and received $2,045,475 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2006.

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$36,491,500
Gross unrealized appreciation	$7,550,891
Gross unrealized depreciation	(292,089)
Net unrealized appreciation	$7,258,802

5

Eaton Vance Small-Cap Growth Fund as of March 31, 2006 (Unaudited)

Eaton Vance Small-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2006, the value of the Fund’s investment in the Portfolio was $13,292,384 and the Fund owned approximately 42.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Small-Cap Growth Portfolio                                                                                                              as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 3.0%
Aviall, Inc. (1)	12,345	$470,098
DRS Technologies, Inc.	6,060	332,512
Teledyne Technologies, Inc. (1)	3,600	128,160
		$930,770
Air Freight & Logistics — 2.1%
Hub Group, Inc., Class A (1)	7,800	355,524
UTI Worldwide, Inc.	9,750	308,100
		$663,624
Biotechnology — 0.6%
United Therapeutics Corp. (1)	3,000	198,840
		$198,840
Building Products — 1.5%
Simpson Manufacturing Co., Inc.	10,726	464,436
		$464,436
Capital Markets — 2.7%
Affiliated Managers Group, Inc. (1)	3,150	335,821
Greenhill & Co., Inc.	7,570	500,453
		$836,274
Commercial Banks — 0.6%
Western Alliance Bancorp (1)	5,300	196,895
		$196,895
Commercial Services & Supplies — 2.6%
Knoll, Inc.	23,530	501,660
Resources Connection, Inc. (1)	12,300	306,393
		$808,053
Communications Equipment — 2.1%
3Com Corp. (1)	94,700	484,864
NICE Systems, Ltd. (1)	3,000	152,880
		$637,744
Computer Peripherals — 1.0%
Palm, Inc. (1)	13,768	318,867
		$318,867
Consumer Finance — 1.8%
Student Loan Corp., (The)	2,330	542,890
		$542,890
Diversified Consumer Services — 1.1%
DeVry, Inc. (1)	15,100	343,827
		$343,827

1

Electric Utilities — 0.8%
Westar Energy, Inc.	12,296	$255,880
		$255,880
Electrical Equipment — 0.9%
AMETEK, Inc.	5,900	265,264
		$265,264
Electronic Equipment & Instruments — 3.2%
Avnet, Inc. (1)	19,147	485,951
FLIR Systems, Inc. (1)	17,450	495,754
		$981,705
Energy Equipment & Services — 2.7%
Dril-Quip, Inc. (1)	6,969	493,754
Todco, Class A (1)	8,480	334,197
		$827,951
Food Products — 2.8%
Delta and Pine Land Co.	16,800	506,688
Hain Celestial Group, Inc., (The) (1)	13,250	347,017
		$853,705
Health Care Equipment & Supplies — 7.9%
Analogic Corp.	7,324	484,849
Cooper Cos., Inc., (The)	8,550	461,956
DJ Orthopedics, Inc. (1)	7,700	306,152
eResearch Technology, Inc. (1)	14,200	204,338
IDEXX Laboratories, Inc. (1)	3,100	267,716
Respironics, Inc. (1)	12,750	496,102
Wright Medical Group, Inc. (1)	12,050	237,987
		$2,459,100
Health Care Providers & Services — 4.6%
Chemed Corp.	8,050	477,687
Community Health Systems, Inc. (1)	6,600	238,590
LifePoint Hospitals, Inc. (1)	3,100	96,410
United Surgical Partners International, Inc. (1)	8,450	299,214
VCA Antech, Inc. (1)	11,000	313,280
		$1,425,181
Hotels, Restaurants & Leisure — 3.0%
Penn National Gaming, Inc. (1)	9,302	392,358
Six Flags, Inc. (1)	53,950	549,211
		$941,569
Household Durables — 2.5%
Jarden Corp. (1)	23,950	786,757
		$786,757

2

Household Products — 1.2%
Central Garden & Pet Co. (1)	4,080	$216,811
Church & Dwight Co., Inc.	4,400	162,448
		$379,259
Insurance — 0.7%
Philadelphia Consolidated Holding Corp. (1)	6,150	209,961
		$209,961
Internet Software & Services — 0.5%
SINA Corp. (1)	5,368	149,767
		$149,767
IT Services — 4.2%
Euronet Worldwide, Inc. (1)	10,600	400,998
MoneyGram International, Inc.	19,605	602,266
SRA International, Inc., Class A	7,800	294,294
		$1,297,558
Machinery — 4.0%
Actuant Corp., Class A	7,560	462,823
Bucyrus International, Inc., Class A	5,850	281,911
Joy Global, Inc.	8,250	493,102
		$1,237,836
Media — 2.5%
Central European Media Enterprises, Ltd. (1)	11,250	771,862
		$771,862
Multiline Retail — 0.8%
Big Lots, Inc. (1)	16,850	235,226
		$235,226
Multi-Utilities — 0.8%
CMS Energy Corp. (1)	20,050	259,648
		$259,648
Oil, Gas & Consumable Fuels — 8.6%
Alon USA Energy, Inc.	20,264	498,900
Denbury Resources, Inc. (1)	17,410	551,375
Foundation Coal Holdings, Inc.	12,355	508,285
Goodrich Petroleum Corp. (1)	15,841	427,707
Parallel Petroleum Corp. (1)	20,950	386,528
Southwestern Energy Co. (1)	9,482	305,226
		$2,678,021
Pharmaceuticals — 4.3%
Cypress Bioscience, Inc. (1)	46,660	293,958
MGI Pharma, Inc. (1)	11,922	208,635

3

Par Pharmaceutical Cos., Inc. (1)	11,461	$322,971
Penwest Pharmaceuticals Co. (1)	7,400	160,506
Shire Pharmaceuticals Group PLC ADR	7,200	334,728
		$1,320,798
Real Estate — 4.4%
Essex Property Trust, Inc.	4,608	501,028
SL Green Realty Corp.	4,300	436,450
Strategic Hotels & Resorts, Inc.	17,950	417,876
		$1,355,354
Semiconductors & Semiconductor Equipment — 3.4%
Silicon Image, Inc. (1)	30,750	317,033
Teradyne, Inc. (1)	17,700	274,527
Veeco Instruments, Inc. (1)	19,200	448,320
		$1,039,880
Software — 5.4%
Blackbaud, Inc.	7,841	166,151
i2 Technologies, Inc. (1)	22,000	378,400
MICROS Systems, Inc. (1)	5,500	253,385
Parametric Technology Corp. (1)	25,250	412,333
Sybase, Inc. (1)	22,150	467,808
		$1,678,077
Specialty Retail — 4.2%
Hibbet Sporting Goods, Inc. (1)	10,500	346,395
Men’s Wearhouse, Inc., (The)	10,273	369,212
O’Reilly Automotive, Inc. (1)	8,300	303,448
Stage Stores, Inc.	9,700	288,575
		$1,307,630
Textiles, Apparel & Luxury Goods — 0.8%
Warnaco Group, Inc., (The) (1)	9,900	237,600
		$237,600
Thrifts & Mortgage Finance — 1.8%
PFF Bancorp, Inc.	5,100	171,921
R&G Financial Corp.	18,400	232,944
WSFS Financial Corp.	2,500	157,075
		$561,940
Wireless Telecommunication Services — 3.0%
NII Holdings, Inc.	13,400	790,198
OAO Vimpel-Communications ADR (1)	3,000	129,030
		$919,228
Total Common Stocks (identified cost $24,598,009)		$30,378,977

4

Short-Term Investments — 1.6%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	$475	$475,000
Total Short-Term Investments (at amortized cost, $475,000)		$475,000
Total Investments — 99.7% (identified cost $25,073,009)		$30,853,977
Other Assets, Less Liabilities — 0.3%		$105,818
Net Assets — 100.0%		$30,959,795

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$25,073,009
Gross unrealized appreciation	$6,045,913
Gross unrealized depreciation	(264,945)
Net unrealized appreciation	$5,780,968

5

Eaton Vance Small-Cap Value Fund                                                                                                as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.2%

Security	Shares	Value
Auto Components — 2.3%
BorgWarner, Inc.	8,500	$510,340
		$510,340
Chemicals — 2.7%
RPM, Inc.	34,000	609,960
		$609,960
Commercial Services & Supplies — 1.0%
Labor Ready, Inc. (1)	9,200	220,340
		$220,340
Communications Equipment — 5.5%
Bel Fuse, Inc. Class B	13,500	472,905
Belden, Inc.	28,000	762,440
		$1,235,345
Construction & Engineering — 2.4%
Granite Construction, Inc.	11,000	535,480
		$535,480
Construction Materials — 1.5%
Lafarge North America, Inc.	4,100	344,400
		$344,400
Containers & Packaging — 3.1%
AptarGroup, Inc.	12,500	690,625
		$690,625
Distributors — 1.8%
Prestige Brands Holdings, Inc. (1)	33,300	405,261
		$405,261
Electrical Equipment — 4.5%
A.O. Smith Corp.	19,200	1,013,760
		$1,013,760
Electronic Equipment & Instruments — 1.8%
Technitrol, Inc.	16,700	400,466
		$400,466
Energy Equipment & Services — 8.0%
Bristow Group, Inc. (1)	14,300	441,870
Grey Wolf, Inc. (1)	51,200	380,928
Maverick Tube Corp. (1)	15,900	842,541
Pioneer Drilling Co. (1)	7,200	118,296
		$1,783,635

1

Food & Staples Retailing — 5.8%
BJ’s Wholesale Club, Inc. (1)	14,000	$441,140
Nash Finch Co.	12,500	373,750
Performance Food Group Co. (1)	12,000	374,280
SUPERVALU, Inc.	3,800	117,116
		$1,306,286
Gas Utilities — 5.0%
Piedmont Natural Gas Co., Inc.	27,000	647,730
Questar Corp.	6,700	469,335
		$1,117,065
Health Care Equipment & Supplies — 7.6%
CONMED Corp. (1)	17,900	342,785
Mentor Corp.	7,600	344,356
PolyMedica Corp.	10,300	436,308
West Pharmaceutical Services, Inc.	17,000	590,240
		$1,713,689
Health Care Providers & Services — 2.8%
Owens & Minor, Inc.	19,000	622,630
		$622,630
Hotels, Restaurants & Leisure — 5.0%
Applebee’s International, Inc.	8,500	208,675
CBRL Group, Inc.	11,500	504,965
Landry’s Restaurants, Inc.	11,500	406,295
		$1,119,935
Household Durables — 1.2%
Tupperware Corp.	13,500	277,965
		$277,965
Household Products — 2.9%
Church & Dwight Co., Inc.	17,500	646,100
		$646,100
Industrial Conglomerates — 3.2%
Teleflex, Inc.	10,000	716,300
		$716,300
Insurance — 6.2%
IPC Holdings Ltd.	11,700	328,185
Protective Life Corp.	12,500	621,750
Scottish Re Group Ltd.	17,500	434,175
		$1,384,110
Leisure Equipment & Products — 2.1%
RC2 Corp. (1)	12,000	477,720
		$477,720

2

Machinery — 3.9%
Albany International Corp.	16,500	$628,485
CLARCOR, Inc.	7,200	256,320
		$884,805
Oil, Gas & Consumable Fuels — 4.9%
Cimarex Energy Co.	4,100	177,366
Newfield Exploration Co. (1)	8,800	368,720
OMI Corp.	11,300	203,626
Remington Oil and Gas Corp. (1)	7,800	337,116
		$1,086,828
Personal Products — 1.1%
Chattem, Inc. (1)	6,500	244,725
		$244,725
Road & Rail — 4.1%
Arkansas Best Corp.	19,000	743,280
YRC Worldwide, Inc. (1)	4,500	171,270
		$914,550
Semiconductors & Semiconductor Equipment — 1.1%
International Rectifier Corp. (1)	5,700	236,151
		$236,151
Specialty Retail — 1.7%
Claire’s Stores, Inc.	10,300	373,993
		$373,993
Total Common Stocks (identified cost $15,480,951)		$20,872,464
Total Investments — 93.2% (identified cost $15,480,951)		$20,872,464
Other Assets, Less Liabilities — 6.8%		$1,529,370
Net Assets — 100.0%		$22,401,834

(1)	Non-income producing security.

The Fund did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$15,480,951
Gross unrealized appreciation	$5,523,400
Gross unrealized depreciation	(131,887)
Net unrealized appreciation	$5,391,513

3

Eaton Vance Special Equities Fund  as of March 31, 2006 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2006, the value of the Fund’s investment in the Portfolio was $46,357,955 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Special Equities Portfolio                                                                                                                  as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 3.0%
Aviall, Inc. (1)	18,295	$696,674
DRS Technologies, Inc.	8,500	466,395
Teledyne Technologies, Inc. (1)	5,800	206,480
		$1,369,549
Air Freight & Logistics — 2.2%
Hub Group, Inc., Class A (1)	11,560	526,905
UTI Worldwide, Inc.	14,910	471,156
		$998,061
Biotechnology — 0.7%
United Therapeutics Corp. (1)	4,700	311,516
		$311,516
Building Products — 1.3%
Simpson Manufacturing Co., Inc.	13,983	605,464
		$605,464
Capital Markets — 2.5%
Affiliated Managers Group, Inc. (1)	4,100	437,101
Greenhill & Co., Inc.	11,100	733,821
		$1,170,922
Commercial Banks — 0.7%
Western Alliance Bancorp (1)	8,200	304,630
		$304,630
Commercial Services & Supplies — 2.6%
Knoll, Inc.	33,630	716,992
Resources Connection, Inc. (1)	19,500	485,745
		$1,202,737
Communications Equipment — 2.0%
3Com Corp. (1)	132,300	677,376
NICE Systems, Ltd. (1)	4,700	239,512
		$916,888
Computer Peripherals — 1.1%
Palm One, Inc. (1)	21,084	488,305
		$488,305
Construction Materials — 0.5%
Florida Rock Industries, Inc.	4,098	230,390
		$230,390
Consumer Finance — 1.5%
Student Loan Corp.	3,050	710,650
		$710,650

1

Diversified Consumer Services — 1.2%
DeVry, Inc. (1)	23,900	$544,203
		$544,203
Electric Utilities — 0.6%
Westar Energy, Inc.	12,700	264,287
		$264,287
Electrical Equipment — 0.9%
AMETEK, Inc.	9,400	422,624
		$422,624
Electronic Equipment & Instruments — 3.0%
Avnet, Inc. (1)	27,333	693,712
FLIR Systems, Inc. (1)	24,400	693,204
		$1,386,916
Energy Equipment & Services — 1.0%
Todco, Class A (1)	12,340	486,319
		$486,319
Food Products — 2.6%
Delta & Pine Land Co.	23,500	708,760
Hain Celestial Group, Inc., (The) (1)	18,550	485,824
		$1,194,584
Health Care Equipment & Supplies — 8.0%
Analogic Corp.	10,446	691,525
Cooper Cos., Inc.	11,950	645,658
DJ Orthopedics, Inc. (1)	12,600	500,976
eResearch Technology, Inc. (1)	22,400	322,336
IDEXX Laboratories, Inc. (1)	4,800	414,528
Respironics, Inc. (1)	17,900	696,489
Wright Medical Group, Inc. (1)	22,800	450,300
		$3,721,812
Health Care Providers & Services — 4.2%
Chemed Corp.	11,250	667,575
Community Health Systems, Inc. (1)	10,400	375,960
United Surgical Partners International, Inc. (1)	13,400	474,494
VCA Antech, Inc. (1)	15,450	440,016
		$1,958,045
Hotels, Restaurants & Leisure — 2.9%
Penn National Gaming, Inc. (1)	13,294	560,741
Six Flags, Inc. (1)	75,500	768,590
		$1,329,331
Household Durables — 2.4%
Jarden Corp. (1)	34,200	1,123,470
		$1,123,470

2

Household Products — 1.2%
Central Garden & Pet Co. (1)	5,960	$316,714
Church & Dwight Co., Inc.	6,150	227,058
		$543,772
Insurance — 0.7%
Philadelphia Consolidated Holding Corp. (1)	9,900	337,986
		$337,986
Internet Software & Services — 0.5%
SINA Corp. (1)	8,715	243,148
		$243,148
IT Services — 4.2%
Euronet Worldwide, Inc. (1)	16,800	635,544
MoneyGram International, Inc.	27,100	832,512
SRA International, Inc., Class A (1)	12,400	467,852
		$1,935,908
Machinery — 4.9%
Actuant Corp., Class A	10,100	618,322
Bucyrus International, Inc., Class A	18,600	896,334
Joy Global, Inc.	12,975	775,516
		$2,290,172
Media — 2.3%
Central European Media Enterprises, Ltd. (1)	15,750	1,080,607
		$1,080,607
Multiline Retail — 1.0%
Big Lots, Inc. (1)	32,800	457,888
		$457,888
Multi-Utilities — 0.8%
CMS Energy Corp. (1)	27,000	349,650
		$349,650
Oil, Gas & Consumable Fuels — 9.4%
Alon USA Energy, Inc.	28,390	698,962
Denbury Resources, Inc. (1)	26,850	850,339
Foundation Coal Holdings, Inc.	19,350	796,059
Goodrich Petroleum Corp. (1)	21,843	589,761
Parallel Petroleum Corp. (1)	30,100	555,345
Quicksilver Resources, Inc. (1)	11,340	438,404
Southwestern Energy Co. (1)	13,676	440,230
		$4,369,100
Pharmaceuticals — 4.2%
Cypress Bioscience, Inc. (1)	66,606	419,618
MGI Pharma, Inc. (1)	16,892	295,610
Par Pharmaceutical Cos., Inc. (1)	16,075	452,994
Penwest Pharmaceuticals Co. (1)	12,100	262,449
Shire Pharmaceuticals Group PLC ADR	11,400	529,986
		$1,960,657

3

Real Estate — 4.1%
Essex Property Trust, Inc.	6,420	$698,047
SL Green Realty Corp.	6,100	619,150
Strategic Hotels & Resorts, Inc.	25,050	583,164
		$1,900,361
Semiconductors & Semiconductor Equipment — 3.3%
Silicon Image, Inc. (1)	45,100	464,981
Teradyne, Inc. (1)	28,300	438,933
Veeco Instruments, Inc. (1)	26,800	625,780
		$1,529,694
Software — 5.8%
Blackbaud, Inc.	12,118	256,780
i2 Technologies, Inc. (1)	34,600	595,120
MICROS Systems, Inc. (1)	8,800	405,416
NAVTEQ Corp. (1)	3,900	197,535
Parametric Technology Corp. (1)	35,350	577,266
Sybase, Inc. (1)	31,050	655,776
		$2,687,893
Specialty Retail — 4.2%
Hibbet Sporting Goods, Inc. (1)	16,500	544,335
Men’s Wearhouse, Inc.	13,625	489,683
O’Reilly Automotive, Inc. (1)	12,800	467,968
Stage Stores, Inc.	14,900	443,275
		$1,945,261
Textiles, Apparel & Luxury Goods — 0.7%
Warnaco Group, Inc. (1)	14,100	338,400
		$338,400
Thrifts & Mortgage Finance — 1.7%
PFF Bancorp, Inc.	6,700	225,857
R&G Financial Corp.	25,800	326,628
WSFS Financial Corp.	3,900	245,037
		$797,522
Wireless Telecommunication Services — 2.8%
NII Holdings, Inc., Class B (1)	18,750	1,105,688
OAO Vimpel-Communications ADR (1)	4,900	210,749
		$1,316,437
Total Common Stocks (identified cost $35,696,953)		$44,825,159

4

Short-Term Investments — 2.4%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	$1,104	$1,104,000
Total Short-Term Investments (at amortized cost, $1,104,000)		$1,104,000
Total Investments — 99.1% (identified cost $36,800,953)		$45,929,159
Other Assets, Less Liabilities — 0.9%		$428,822
Net Assets — 100.0%		$46,357,981

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$36,800,953
Gross unrealized appreciation	$9,456,394
Gross unrealized depreciation	(328,188)
Net unrealized appreciation	$9,128,206

5

Eaton Vance Utilities Fund as of March 31, 2006 (Unaudited)

Eaton Vance Utilities Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Utilities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2006, the value of the Fund’s investment in the Portfolio was $962,513,662 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Utilities Portfolio                                                                                                                                  as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks—100.7%

Security	Shares	Value
Broadcasting and Cable — 3.6%
Antena 3 Television SA	3,380	$86,990
Inmarsat PLC	1,300,000	8,740,856
Ovation, Inc. (1)(2)	18,040	0
PanAmSat Holding Corp.	419,005	10,399,704
Rogers Communications, Inc., Class B	400,000	15,260,000
		$34,487,550
Electric Utilities — 43.0%
Allegheny Energy, Inc. (1)	492,900	16,684,665
ALLETE, Inc.	316,666	14,756,636
British Energy Group PLC (1)	1,000,000	11,223,088
Canadian Hydro Developers, Inc. (1)	450,000	2,233,413
Ceske Energeticke Zavody AS	500,000	17,299,484
Drax Group PLC (1)	650,000	8,715,246
E.ON AG ADR	360,000	13,176,000
Edison International	600,000	24,708,000
Endesa SA ADR (3)	650,000	20,897,500
Entergy Corp.	250,000	17,235,000
Exelon Corp. (3)	461,250	24,400,125
FirstEnergy Corp.	400,000	19,560,000
Fortis, Inc.	200,000	3,845,363
Fortum Oyj (3)	650,000	16,347,160
FPL Group, Inc.	431,860	17,334,860
ITC Holdings Corp.	250,000	6,562,500
Mirant Corp. (1)(3)	575,000	14,372,125
Northeast Utilities	125,000	2,441,250
NorthWestern Corp.	225,000	7,006,500
NRG Energy, Inc. (1)(3)	280,000	12,661,600
NSTAR	200,000	5,722,000
Oesterreichische Elektrizitaetswirtschafts AG, Class A (1)	30,000	13,337,142
Ormat Technologies, Inc. (3)	296,400	11,292,840
PG&E Corp. (3)	575,000	22,367,500
PPL Corp.	500,000	14,700,000
Public Power Corp.	65,000	1,526,326
RWE AG	220,000	19,074,203
Scottish and Southern Energy PLC	650,000	12,727,613
Scottish Power PLC	1,100,000	11,078,888
TXU Corp.	700,000	31,332,000
		$414,619,027

Energy Services — 1.4%
Evergreen Solar, Inc. (1)(3)	600,000	$9,240,000
Transocean, Inc. (1)	50,000	4,015,000
		$13,255,000
Engineering and Construction — 3.0%
Bouygues SA (3)	350,000	18,513,361
Halliburton Co.	140,000	10,222,800
		$28,736,161
Gas Utilities — 8.4%
AGL Resources, Inc.	200,000	7,210,000
Enbridge, Inc.	150,000	4,330,500
Equitable Resources, Inc.	320,000	11,683,200
Kinder Morgan, Inc.	175,000	16,098,250
NiSource, Inc.	150,000	3,033,000
Questar Corp.	100,000	7,005,000
TransCanada Corp. (3)	400,000	11,572,000
Western Gas Resources, Inc.	100,000	4,825,000
Williams Cos., Inc. (The)	700,000	14,973,000
		$80,729,950
Integrated Oil — 2.0%
Occidental Petroleum Corp.	16,800	1,556,520
Statoil ASA ADR	500,000	14,240,000
Total SA ADR (3)	25,000	3,293,250
		$19,089,770
Oil and Gas-Exploration and Production — 3.0%
Southwestern Energy Co. (1)	604,000	19,442,760
Talisman Energy, Inc.	170,000	9,040,600
		$28,483,360
Oil and Gas-Refining and Marketing — 1.8%
Neste Oil Oyj (3)	380,000	13,081,759
Western Refining, Inc.	200,000	4,324,000
		$17,405,759
Telecommunications Services — 15.6%
AT&T, Inc. (3)	900,000	24,336,000
BCE, Inc. (3)	385,400	9,272,724
BellSouth Corp.	550,000	19,057,500
Chunghwa Telecom Co., Ltd. ADR	154,800	3,032,532
Sprint Corp.	710,000	18,346,400
Telefonos de Mexico SA de CV (Telmex) ADR	575,000	12,926,000
Telekom Austria AG	400,000	9,403,204
Telenor ASA	800,000	8,581,272
TELUS Corp. (3)	500,000	19,350,000
Verizon Communications, Inc.	750,000	25,545,000
		$149,850,632

Transportation — 1.2%
Burlington Northern Santa Fe Corp.	100,000	$8,333,000
Societe des Autoroutes du Nord et de l’Est de la France (1)	15,850	1,057,323
Societe des Autoroutes Paris-Rhin-Rhone	30,000	2,218,667
		$11,608,990
Utilities-Electric and Gas — 9.3%
CMS Energy Corp. (1)	1,275,000	16,511,250
Constellation Energy Group, Inc.	190,000	10,394,900
Dynegy, Inc., Class A (1)(3)	800,000	3,840,000
Energy East Corp.	400,000	9,720,000
MDU Resources Group, Inc. (3)	130,000	4,348,500
National Grid PLC	494,772	4,902,185
Sempra Energy	320,000	14,867,200
Suez SA	350,000	13,735,676
TransAlta Corp.	400,000	7,652,000
Wisconsin Energy Corp.	100,000	3,999,000
		$89,970,711
Water Utilities — 3.7%
Aqua America, Inc.	433,333	12,055,324
Severn Trent PLC	100,000	1,932,282
United Utilities PLC	630,207	7,516,033
Veolia Environnement	250,000	13,833,075
		$35,336,714
Wireless Telecommunication Services — 4.7%
Alltel Corp.	325,000	21,043,750
America Movil S.A. de C.V. ADR	100,000	3,426,000
China Netcom Group Corp. (Hong Kong), Ltd. ADR (3)	2,500	88,525
Leap Wireless International, Inc. (1)	200,000	8,718,000
Vodafone Group PLC ADR	600,000	12,540,000
		$45,816,275
Total Common Stocks (identified cost $718,672,095)		$969,389,899

Preferred Stocks—0.1%

Security	Shares	Value
Broadcasting and Cable — 0.1%
Ovation, Inc. (PIK) (1)(2)	(807)	$650,000
		$650,000
Total Preferred Stocks (identified cost $3,595,225)		$650,000

Convertible Bonds—0.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Reliant Resources, Inc., 5.00%, 8/15/10 (4)	$(100)	$127,250
Total Convertible Bonds (identified cost, $100,000)		$127,250

Warrants—0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07 (1)	8,205	$5,128
		$5,128
Total Warrants (identified cost $0)		$5,128

Short-Term Investments — 14.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.69% (5)	$126,086	$126,085,590
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	2,000	2,000,000
Royal Bank of Canada Time Deposit, 4.85%, 4/3/06	11,830	11,830,000
Total Short-Term Investments (at amortized cost, $139,915,590)		$139,915,590
Total Investments — 115.3% (identified cost $862,282,910)		$1,110,087,867
Other Assets, Less Liabilities — (15.3)%		$(147,094,903)
Net Assets — 100.0%		$962,992,964

ADR	—	American Depository Receipt
PIK	—	Payment In Kind.
(1)		Non-income producing security.
(2)		Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		All or a portion of these securities were on loan at March 31, 2006.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $127,250 or 0.01% of the Portfolio’s net assets.

(5)

As of March 31, 2006, the Portfolio loaned securities having a market value of $121,063,819 and received $126,085,590 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2006.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	74.5%	$717,149,627
Canada	9.8%	94,386,600
United Kingdom	8.2%	79,376,192
France	5.5%	52,651,352
Germany	3.3%	32,250,203
Finland	3.0%	29,428,919
Norway	2.4%	22,821,272
Austria	2.4%	22,740,346
Spain	2.2%	20,984,490
Czech Republic	1.8%	17,299,484
Mexico	1.7%	16,352,000
Taiwan	0.3%	3,032,532
Greece	0.2%	1,526,325
Hong Kong	0%	88,525

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$862,282,910
Gross unrealized appreciation	$256,671,496
Gross unrealized depreciation	(8,866,539)
Net unrealized appreciation	$247,804,957

The net unrealized depreciation on foreign currency at March 31, 2006, was $7,180.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	May 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date	May 24, 2006